UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2013
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [    ] is a restatement.
                                      [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York          May 14, 2013
------------------------   ------------------------     ---------------------
      [Signature]               [City, State]                    [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $521,849
                                               -------------
                                                (thousands)


Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number    Name

1           028-10355               BRIAN J. HIGGINS

2           028-10357               O. FRANCIS BIONDI, JR.

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPHA NATURAL RESOURCES INC  COM              02076X102    6,158    750,000 SH  CALL DEFINED    1, 2              0
AMERICAN INTL GROUP INC      COM NEW          026874784   54,348  1,400,000 SH       DEFINED    1, 2      1,400,000
ARCH COAL INC                COM              039380100    4,073    750,000 SH  CALL DEFINED    1, 2              0
BANK OF AMERICA CORPORATION  COM              060505104    6,090    500,000 SH  CALL DEFINED    1, 2              0
BURGER KING WORLDWIDE INC    COM              121220107   13,874    726,400 SH       DEFINED    1, 2        726,400
CITIGROUP INC                COM              172967424   44,240  1,000,000 SH  CALL DEFINED    1, 2              0
DEVON ENERGY CORP NEW        COM              25179M103    6,240    110,600 SH  CALL DEFINED    1, 2              0
DYNEGY INC NEW DEL           COM              26817R108   47,980  2,000,000 SH       DEFINED    1, 2      2,000,000
FORD MTR CO DEL              COM PAR $0.01    345370860   13,150  1,000,000 SH  CALL DEFINED    1, 2              0
GENERAL MTRS CO              COM              37045V100    1,459     52,461 SH       DEFINED    1, 2         52,461
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      885     47,692 SH       DEFINED    1, 2         47,692
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      562     47,692 SH       DEFINED    1, 2         47,692
GENWORTH FINL INC            COM CL A         37247D106   10,000  1,000,000 SH       DEFINED    1, 2      1,000,000
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119   51,400 10,000,000 SH       DEFINED    1, 2     10,000,000
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6    2,098  3,000,000 PRN      DEFINED    1, 2              0
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5   67,835 68,500,000 PRN      DEFINED    1, 2              0
MGIC INVT CORP WIS           NOTE 2.000% 4/0  552848AE3   22,600 22,550,000 PRN      DEFINED    1, 2              0
MGM RESORTS INTERNATIONAL    COM              552953101   52,600  4,000,000 SH       DEFINED    1, 2      4,000,000
MPG OFFICE TR INC            COM              553274101    2,668    970,000 SH       DEFINED    1, 2        970,000
NRG ENERGY INC               COM NEW          629377508    6,623    250,000 SH       DEFINED    1, 2        250,000
RADIAN GROUP INC             NOTE 3.000%11/1  750236AK7    4,801  4,000,000 PRN      DEFINED    1, 2              0
RADIAN GROUP INC             NOTE 2.250% 3/0  750236AN1    1,201  1,000,000 PRN      DEFINED    1, 2              0
STERLING FINL CORP WASH      COM NEW          859319303   21,690  1,000,000 SH       DEFINED    1, 2      1,000,000
SUPERVALU INC                COM              868536103    5,040  1,000,000 SH       DEFINED    1, 2      1,000,000
UNITED CMNTY BKS BLAIRSVLE G COM              90984P303    9,509    838,578 SH       DEFINED    1, 2        838,578
VIRGIN MEDIA INC             COM              92769L101   61,213  1,250,000 SH  PUT  DEFINED    1, 2      1,250,000
WASHINGTON FED INC           *W EXP 11/14/201 938824117    3,512    891,411 SH       DEFINED    1, 2        891,411

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